Share-Based Compensation (Details) - USD ($)					6 Months Ended		12 Months Ended
		Mar. 01, 2023	Jan. 13, 2023	Aug. 08, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Share-Based Compensation [Line Items]
Restricted shares granted	[1]
Restricted shares		4,473	25,000
Unrecognized share-based compensation expenses (in Dollars)					$ 18,751
Expected to be recognized over a weighted average period					4 months 9 days
Share-based compensation expense (in Dollars)					$ 360,737	$ 484,488
Description of reverse share split					40 to 1
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted	[2]						29,473
Restricted shares vested	[2]				938		38,223
EZGO 2022 Plan [Member] | Director [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted				1,000,000	3,750
Restricted shares vested				13,000	8,250

[1]	The shares data are presented on a retrospective to reflect the 40 to 1 reverse share split.
[2]	All shares data in the note are presented on a retrospective to reflect the 40 to 1 reverse share split.